Non-Controlling Interest in Versus LLC (Details) - shares		1 Months Ended
	Mar. 01, 2022	Jun. 21, 2019	May 21, 2019	Dec. 31, 2018
Versus LLC [Member]
Non-Controlling Interest in Versus LLC (Details) [Line Items]
Ownership interest percentage	15.10%	0.30%	25.20%	41.30%
Exchange of common shares	11,441	189	38,268
Purchase of warrants, shares		95	19,134
Opal Energy [Member]
Non-Controlling Interest in Versus LLC (Details) [Line Items]
Business combination, description	The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against reserves. The effect on non-controlling interest was a reduction of $4,376,337.	The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.	The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.